Equity-Based Compensation	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation

Note 8: Equity-Based Compensation

The 2018 Equity Incentive Plan, effective September 12, 2018, as amended and restated on August 19, 2019 (the “2018 Equity Incentive Plan”) authorizes the grant of (i) Incentive Stock Options, (ii) Nonstatutory Stock Options, (iii) Stock Appreciation Rights, (iv) Restricted Stock Awards, (v) Restricted Stock Unit Awards, (vi) Performance Stock Awards, (vii) Performance Cash Awards, and (viii) Other Stock Awards. After taking into account the 44:1 reverse stock split which was effected in June 2019, initially, a maximum of 230,390 shares of common stock were reserved for potential issuance pursuant to awards under the 2018 Equity Incentive Plan. When the plan was amended and restated, an additional 250,000 shares were reserved for potential issuance pursuant to awards under the 2018 Equity Incentive Plan. The number of shares of the Company’s common stock available for grant and issuance under the 2018 Equity Incentive Plan is subject to an annual increase on July 1 of each calendar year, by an amount equal to two percent (2%) of the then outstanding shares of the Company’s common stock (the “2018 Plan Evergreen Provision”). On August 3, 2020, and July 1, 2021, 2022, 2023 and 2024, the number of shares of the Company’s common stock available for grant and issuance under the 2018 Equity Incentive Plan increased by 685,012 shares, 956,660 shares, 960,976 shares, 968,389 and 1,142,733 shares, respectively. As a result of the 2018 Plan Evergreen Provisions, a maximum of 5,167,160 shares of common stock is reserved for potential issuance pursuant to awards under the 2018 Equity Incentive Plan as of September 30, 2024. Unless sooner terminated, the 2018 Equity Incentive Plan will continue in effect for a period of 10 years from its effective date. During the fiscal year ended December 31, 2018, the Board of Directors issued 1,189,284 options to each employee, the officers and directors at the exercise price of $9.68 expiring in 10 years (27,028 options post reverse split). During the fiscal year ending December 31, 2019, 1,727,756 options were issued to each of these officers with an exercise price of $9.68 for a period of ten years with a vesting period of one year (39,266 options post reverse split). During the fiscal year ending December 31, 2020, 1,025,000 options were issued to each of these officers and directors with an exercise price range of $2.77 to $3.07 for a period of ten years with a vesting period of one year. During the fiscal year ending December 31, 2021, 613,512 options were issued to officers, directors and consultants with an exercise price range of $1.11 to $1.71 for a period of ten years with a vesting period of one year. During the fiscal year ending December 31, 2022, 850,000 options were issued to officers, directors and consultants with an exercise price range of $0.31 to $0.71 for a period of ten years with a vesting period of one year. During the fiscal year ending December 31, 2023, 400,000 options were issued to officers with an exercise price of $0.47 for a period of ten years with a vesting period of one year. During the nine months ended September 30, 2024 there were no options issued.

The fair value of each option and equity warrant award is estimated on the date of grant using a Black-Scholes-Merton option pricing valuation model. Expected volatility is based on the historical volatility of the price of the Company’s stock. The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option and equity warrant. The Company uses historical data to estimate expected dividend yield, expected life and forfeiture rates. During the nine months ended September 30, 2024, and 2023, there were no options granted.

Stock options activity during the three months ended September 30, 2024, was as follows:

Stock option activity for employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding June 30, 2024	2,407,775	$2.50	8.70	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(95)	—	—	—
Outstanding September 30, 2024	2,407,680	$2.44	8.70	$—
Vested and expected to vest September 30, 2024	2,407,680	$2.44	8.70	$—
Exercisable September 30, 2024	2,341,014	$1.66	7.17	$—

Unvested stock option activity for employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested June 30, 2024	166,666	$4.11	18.87	$—
Granted	—	—	—	—
Expired	(95)	—	—	—
Vested	(99,905)	0.47	7.17	—
Unvested September 30, 2024	66,666	$9.61	36.22	$—

Stock option activity for non-employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding June 30, 2024	885,055	$2.02	9.23	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(95)	—	—	—
Outstanding September 30, 2024	884,960	$1.88	9.23	$—
Vested and expected to vest September 30, 2024	884,960	$1.88	9.23	$—
Exercisable September 30, 2024	729,960	$1.87	10.06	$—

Unvested stock option activity for non-employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested June 30, 2024	155,001	$3.42	11.30	$—
Granted	—	—	—	—
Expired	(95)	—	—	—
Vested	95	0.46	10.18	—
Unvested September 30, 2024	155,001	$3.42	11.31	$—

Stock-based compensation expense was approximately $80,000 and $50,000 for the three months ended September 30, 2024, and 2023, resulting in an increase in general and administrative expenses, respectively.

Employee stock option activity during the nine months ended September 30, 2024, was as follows:

Stock option activity for employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2024	2,408,438	$2.50	8.70	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(758)	—	—	—
Outstanding September 30, 2024	2,407,680	$2.44	8.70	$—
Vested and expected to vest September 30, 2024	2,407,680	$2.44	8.70	$—
Exercisable September 30, 2024	2,341,014	$1.66	7.17	$—

Unvested stock option activity for employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested January 1, 2024	366,666	$2.13	12.44	$—
Granted	—	—	—	—
Expired	(758)	—	—	—
Vested	(299,242)	0.47	7.17	—
Unvested September 30, 2024	66,666	$9.61	36.22	$—

Stock option activity for non-employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2024	885,055	$2.02	9.23	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(95)	—	—	—
Outstanding September 30, 2024	884,960	$1.88	9.23	$—
Vested and expected to vest September 30, 2024	884,960	$1.88	9.23	$—
Exercisable September 30, 2024	729,960	$1.87	10.06	$—

Unvested stock option activity for non-employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested January 1, 2024	335,001	$1.83	10.70	$—
Granted	—	—	—	—
Expired	(95)	—	—	—
Vested	(179,905)	0.46	10.18	—
Unvested September 30, 2024	155,001	$3.42	11.31	$—

Stock-based compensation expense was approximately $490,000 and $182,000 for the nine months ended September 30, 2024, and 2023, respectively.

As part of the Company’s cash conservation strategy, the Company issued common stock as a substitute for cash salaries to certain executives. For the three and nine months ended September 30, 2024, stock issued as payroll totaled $250,000, which is included in the overall equity-based compensation expense. There was no stock issued as payroll for the three and nine months ended September 30, 2023.

On September 30, 2024, and 2023, respectively, there was approximately $53,400 and $35,000 of unrecognized equity-based compensation cost related to options granted under the Equity Incentive Plan.